Pension and other post-employment benefits (Tables)	6 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Summary of Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit costs for the pension plans and other post-employment benefits (“OPEB”) in the unaudited interim consolidated statements of operations for the three and six months ended June 30:

	Pension benefits
	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Service cost	$3,166	$4,532	$6,093	$8,388
Non-service costs
Interest cost	7,906	6,778	16,299	12,841
Expected return on plan assets	(7,947)	(10,519)	(16,263)	(20,843)
Amortization of net actuarial losses (gains)	(71)	1,257	(195)	2,046
Amortization of prior service credits	(373)	(389)	(746)	(792)
Impact of regulatory accounts	4,588	4,664	8,683	11,002
	$4,103	$1,791	$7,778	$4,254
Net benefit cost	$7,269	$6,323	$13,871	$12,642

	OPEB
	Three months ended June 30		Six months ended June 30
	2023	2022	2023	2022
Service cost	$902	$1,554	$1,891	$3,109
Non-service costs
Interest cost	2,891	2,282	6,329	4,641
Expected return on plan assets	(2,331)	(2,841)	(5,077)	(5,682)
Amortization of net actuarial gains	(561)	(86)	(1,122)	(172)
Amortization of prior service credits	(213)	6	(426)	12
Impact of regulatory accounts	1,417	1,106	2,785	1,783
	$1,203	$467	$2,489	$582
Net benefit cost	$2,105	$2,021	$4,380	$3,691